As filed with the Securities and Exchange Commission on July 23, 2008.
Registration No. 33-12
1940 Act File No. 811-4401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

═══════════════

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 85	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 86
(Check Appropriate box or boxes) ═══════════════

NORTH TRACK FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

200 SOUTH WACKER DRIVE, SUITE 2000
CHICAGO, ILLINOIS       60606
(Address of Principal Executive Offices)                 (Zip Code)

Registrant's Telephone Number, including Area Code: (312) 263-0110

Brian K. Andrew
President
North Track Funds, Inc.
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606
(Name and Address of Agent for Service)

Copy to:
Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☐ on [date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☒ on September 22, 2008 pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PLEASE NOTE: This post-effective filing amends North Track Funds, Inc.'s (the "Registrant") existing registration statement dated March 1, 2008, for the purpose of reflecting changes that the Registrant intends to implement as of September 22, 2008, with respect to its share Classes. This filing incorporates by reference, in their entirety, Part A and Part B of the existing registration statement, subject only to proposed changes, which are reflected in the form of Prospectus and Statement of Additional Information sticker amendments included in this filing.

PART A

Incorporated by reference from Post-Effective Amendment No. 83 to the registration statement of Registrant, file no. 33-12, filed on February 29, 2008 and supplemented on April 9, 2008, as amended as follows:

NORTH TRACK FUNDS, INC.
________________________________________

Amendment Dated September 22, 2008
To
Prospectus Dated March 1, 2008

Class I Shares Offered by the North Track Geneva Growth Fund

Effective September 22, 2008, the North Track Geneva Growth Fund (the "Fund") began offering Class I shares to eligible investors. See "Purchasing Shares- Purchasing Class I Shares" below for eligibility requirements. Class I shares are managed under the same investment objective and strategy as all other share Classes of the Fund and have identical dividend, liquidation and other rights as the other share Classes of the Fund. The fees and expenses for Class I shares will differ from the other share Classes as provided below.

The section of the Prospectus under the heading "Geneva Growth Fund- Fees and Expenses" is hereby supplemented with the following information:

The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Redemption Fees ($12.00 charge for each wire redemption)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.37%(1)
Annual Fund Operating Expenses	1.12%

(1)“Other Expenses” for Class I shares are based on estimated amounts for the fiscal year ending October 31, 2008. Actual expenses may vary from those indicated.

The section of the Prospectus under the heading "Geneva Growth Fund- Example" is hereby supplemented with the following information:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class I shares	$114	$356	$617	$1,363

The references on pages 78 and 94 of the Prospectus to Class I shares being offered by the North Track Large Cap Equity Fund and North Track Equity Income Fund are hereby supplemented to include the North Track Geneva Growth Fund.

Purchasing Class I Shares

The section of the Prospectus under the heading "Purchasing Shares- Purchasing Class I Shares" is hereby replaced with the following information:

Purchasing Class I Shares

Eligible institutions may purchase Class I shares of the Large Cap Equity, Equity Income and Geneva Growth Funds. Institutions that are eligible to purchase Class I shares include any corporation, limited liability company, partnership or other company or business association, a church, parish, fraternal benefit society or other religious or fraternal organization or association, a trust, trust companies or thrift institutions or endowment fund and any other legal entity that is not a natural person or the alter ego of a natural person (e.g., sole proprietorship, IRA account, revocable trust of a grantor who is a natural person, etc.), provided such legal entity was not formed for the specific purpose of investing in the Funds. Class I shares have no front-end sales charge, no rule 12b-1 fee and have no contingent deferred sales charge imposed on purchases or sales.

The minimum initial purchase amount for Class I shares is $5 million, and for additional purchases of Class I shares is $100. The minimum initial investment amount for each Fund's Class I shares may be reduced to $1,000 for investors who purchase their Fund shares through a registered investment advisor, provided that the investment advisor has entered into a written agreement with the Funds to offer Class I shares to the investment advisor's clients. The Distributor may establish certain other criteria from time to time that the registered investment advisor must meet with respect to its purchases of Fund shares in order to qualify its clients for this reduced minimum purchase amount. Any shareholder who intends to purchase Fund shares through a registered investment advisor may wish to inquire whether the advisor qualifies to purchase the Fund's institutional share class for the advisor's clients at the reduced minimum investment amount. We may also waive the minimum investment amount needed to open or add to an account.

The section under the heading “FINANCIAL HIGHLIGHTS” beginning on page 103 of the Prospectus is hereby supplemented with the financial highlights information that are included on pages 42-59 of North Track Funds’ Semi-Annual Report to Shareholders as of and for the six months ended April 30, 2008, and which are incorporated herein by reference.

PART B

Incorporated by reference from Post-Effective Amendment No. 83 to the registration statement of Registrant, file no. 33-12, filed on February 29, 2008, as amended as follows:

NORTH TRACK FUNDS, INC.
________________________________________

Amendment Dated September 22, 2008
To
Statement of Additional Information Dated March 1, 2008

The references on pages 1, 3 and 53 of the Statement of Additional Information to Class I shares being offered by the North Track Large Cap Equity Fund and North Track Equity Income Fund are hereby supplemented to include the North Track Geneva Growth Fund.

Amendment to the Funds’ Financial Statements

The information contained under the heading “FINANCIAL STATEMENTS” on page 72 of the Funds' Statement of Additional Information shall be replaced with the following: “The financial statements, related notes and related report of the Independent Registered Public Accounting Firm, contained in the Annual Report to Shareholders of the Funds as of October 31, 2007, and for the year then ended, and the unaudited historical financial statements and notes thereto contained in the Semi-Annual Report to Shareholders of the Funds as of April 30, 2008, and for the semi-annual period then ended, are hereby incorporated by reference. Copies of the Funds' Copies of the Annual Report or Semi-Annual Report may be obtained free of charge by writing or calling North Track, 200 South Wacker Dr., Suite 2000, Chicago, Illinois 60606, telephone: 1-800-826-4600.”

PART C: OTHER ITEMS

Item 23.	Exhibits

See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 24.	Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 25.	Indemnification

Reference is made to Article IX of North Track's Bylaws filed as Exhibit (B) to its Registration Statement with respect to the indemnification of North Track's directors and officers, which is set forth below:

Section 9.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

(a)
Whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

(b)	The Corporation shall not indemnify any person unless:

(1)
The court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

(2)
Absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

(1)	Such person shall provide adequate security for his undertaking;

(2)	The Corporation shall be insured against losses arising by reason of such advance; or

(3)
A majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

Section 9.2. Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26.	Business and Other Connections of Investment Advisor

(a)	Ziegler Capital Management, LLC

Ziegler Capital Management, LLC is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment advisor to all of the currently designated series of North Track Funds, Inc. In addition, it serves as investment advisor to the only portfolio of Ziegler Exchange Traded Trust, the NYSE Arca Tech 100 ETF. Ziegler Capital Management, LLC is an affiliate of North Track Fund, Inc.'s Principal Underwriter and Distributor, B.C. Ziegler and Company, which is also a wholly owned subsidiary of The Ziegler Companies, Inc.

Set forth below is a list of the officers and directors of Ziegler Capital Management, LLC as of July 22, 2008, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

Name	Position With Ziegler Capital Management, LLC (1)	Other Affiliations(2)

John J. Mulherin	Director	Director of North Track Funds, Inc. since 2003; Trustee of Ziegler Exchange Traded Trust since 2005

Brian K. Andrew	Director and President	President of North Track Funds, Inc. since 2006; President of Ziegler Exchange Traded Trust since 2006

Benjamin H. DeBerry	Director and Secretary	Secretary of North Track Funds, Inc. since 2007; Secretary of Ziegler Exchange Traded Trust since 2007

Elizabeth A. Watkins	Director and Chief Compliance Officer	Chief Compliance Officer of North Track Funds, Inc. since 2007; Chief Compliance Officer of Ziegler Exchange Traded Trust since 2007

Todd Krause	Senior Vice President and Chief Financial Officer	Chief Financial Officer and Treasurer of Ziegler Exchange Traded Trust since 2007; Chief Financial Officer and Treasurer of North Track Funds, Inc. since 2007

Name	Position With Ziegler Capital Management, LLC (1)	Other Affiliations(2)

Donald J. Nesbitt	Managing Director and Chief Investment Officer

Raheela Anwar	Managing Director/Head of Institutional Business Development & Client Services

Craig S. Vanucci	Senior Vice President, Client Services

Jeffrey C. Vredenbregt	Treasurer

Mark B. Burka	Senior Vice President and Portfolio Manager

James R. Wyatt	Senior Vice President and Institutional Sales

Linda Matza	Director Distribution and Marketing

Matthew O'Neil	Vice President, Key Accounts Manager

Angelique A. David	Vice President and Assistant Corporate Secretary	Assistant Secretary of North Track Funds, Inc. since 2007; Assistant Secretary of Ziegler Exchange Traded Trust since 2007

Richard D. Scargill	Senior Vice President and Director of Fixed Income

Wendy Stojadinovic	Vice President and Portfolio Manager

Mikhail Alkhazov	Vice President and Portfolio Manager

Steven J. Backus	Assistant Vice President, Client Services Associate

Nicholas C. Bauer	Assistant Vice President, Institutional Sales

Name	Position With Ziegler Capital Management, LLC (1)	Other Affiliations(2)

Michael Sanders	Assistant Vice President, Assistant Portfolio Manager
_____________________________

(1)
Certain of the indicated persons are officers or directors of Ziegler Capital Management, LLC's parent, The Ziegler Companies, Inc., and of Ziegler Capital Management, LLC's affiliate, B.C. Ziegler and Company, and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

(2)	The principal business address of North Track Funds, Inc. and Ziegler Exchange Traded Trust is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606.

(b)	Geneva Capital Management Ltd.

Geneva Capital Management Ltd. ("Geneva") serves as sub-advisor to the Geneva Growth Fund. Geneva is a privately owned Wisconsin corporation. Set forth below is a list of the officers and directors of Geneva as of July 17, 2008, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Geneva Capital Management Ltd., 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202):

Name	Position With Geneva	Other Affiliations

William A. Priebe	Co-President and Director	None

Amy S. Croen	Co-President and Director	None

Michelle Picard	Vice President and Director	None

W. Scott Priebe	Vice President	None

Kirsten Amborn	Vice President and Chief Compliance Officer	None

William F. Schneider, M.D.	Director	None

Item 27.	Principal Underwriters

(a)

Underwriter	Other Investment Companies for which Underwriter Acts As Underwriter, Depositor or Investment Advisor
B.C. Ziegler and Company	An underwriter for all of the mutual fund series of North Track and the Ziegler Exchange Traded Trust, NYSE Arca Tech 100 ETF.

(b)      B.C. Ziegler and Company is a wholly-owned subsidiary of The Ziegler Companies, Inc. B.C. Ziegler and Company serves as the principal underwriter for North Track Funds, Inc. Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of July 22, 2008, together with information as to their positions with B.C. Ziegler and Company and with North Track Funds, Inc. The address of each officer and director of B.C. Ziegler and Company is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606, Telephone  (312) 263-0110.

Name	Positions and Offices With B.C. Ziegler and Company(1)	Positions and Offices With North Track Funds, Inc.

John J. Mulherin	Director and Chief Executive Officer	Director of North Track Funds, Inc. since 2003

Thomas R. Paprocki	Director and President

Gary P. Engle	Director, Senior Managing Director, Risk Management Officer

Benjamin H. DeBerry	Director, Senior Managing Director, General Counsel and Corporate Secretary	Secretary of North Track Funds, Inc. since 2007

Leslie E. Lynch	Senior Managing Director, Human Resources, Marketing Communications

Jeffrey C. Vredenbregt	Director, Managing Director and Chief Financial Officer

Thomas S. Ross	Senior Managing Director and Chief Credit Officer

Wayne Gilpin	Senior Managing Director, Wealth Management Group

Brian K. Andrew	Senior Managing Director, Asset Management Group	President of North Track Funds, Inc. since 2006

Name	Positions and Offices With B.C. Ziegler and Company(1)	Positions and Offices With North Track Funds, Inc.

Darrell Frank	Senior Managing Director, Services and Technology

S. Charles O'Meara	Senior Managing Director, Private Equity

Donald A. Carlson, Jr.	Vice Chairman

Elizabeth A. Watkins	Senior Managing Director and Chief Compliance Officer	Chief Compliance Officer of North Track Funds, Inc. since 2007

Angelique A. David	Vice President, Assistant General Counsel and Assistant Corporate Secretary	Assistant Secretary of North Track Funds, Inc. since 2007
_____________________________

(1)	B.C. Ziegler and Company contains operating divisions, including the Ziegler Capital Markets Group and Ziegler Wealth Management Group.

(c)	Not applicable.

Item 28. Location of Accounts and Records

(a)	B.C. Ziegler and Company 215 North Main Street West Bend, Wisconsin 53095

General ledger, including auxiliary ledgers; corporate records and contracts; portfolio ledgers and records; shareholder documents, including IRA documents; brokerage order and allocation records; transaction journals and confirmations for portfolio trades for all of the Funds other than the Geneva Growth Fund; and all records required to be preserved pursuant to Rule 31a-2.

(b)	Geneva Capital Management Ltd. 250 East Wisconsin Avenue Suite 1050 Milwaukee, Wisconsin 53202

Transaction journals and confirmations for portfolio trades for the Geneva Growth Fund.

(c)	PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Separate ledger accounts showing the number of shares of the Funds owned by each shareholder of record; and journals containing a daily record of sales and redemptions of Fund shares.

(d)	Union Bank of California 475 Sansome Street San Francisco, California 94111

Separate ledger accounts reflecting portfolio securities on transfer, securities on physical possession, securities borrowed and loaned, moneys borrowed and loaned, and dividends and interest received and accrued; and separate ledger accounts for each portfolio security.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this filing to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on this 23rd day of July, 2008.

NORTH TRACK FUNDS, INC.

By:     /s/ Brian K. Andrew
                           Brian K. Andrew, President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed on this 23rd day of July, 2008, by the following persons in the capacities indicated.

Signature	Title
/s/ Brian K. Andrew Brian K. Andrew	President (Principal Executive Officer)
/s/ Todd A. Krause Todd A. Krause	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
/s/ Cornelia Boyle* Cornelia Boyle	Director
/s/ James G. DeJong* James G. DeJong	Director
/s/ Brian J. Girvan* Brian J. Girvan	Director
/s/ John J. Mulherin* John J. Mulherin	Director
/s/ Marcia L. Wallace* Marcia L. Wallace	Director
*By: /s/ Brian K. Andrew Brian K. Andrew, pursuant to a Power of Attorney

EXHIBIT INDEX

Previously Filed and Incorporated By Reference From:
Exhibit Number	Description	1933 Act Post-Effective Amendment Number	Date Filed With SEC	Filed Herewith

(A)(1)	Amended and Restated Articles of Incorporation	38	4/30/97

(A)(2)	Articles Supplementary filed February 29, 2000	54	3/2/00

(A)(3)	Articles of Amendment filed March 1, 2001	62	3/1/02

(A)(4)	Articles Supplementary filed March 5, 2001	62	3/1/02

(A)(5)	Certificate of Correction to Articles of Amendment filed March 9, 2001	62	3/1/02

(A)(6)	Certificate of Correction to Articles Supplementary filed March 9, 2001	62	3/1/02

(A)(7)	Articles Supplementary filed May 7, 2002	65	12/30/02

(A)(8)	Articles Supplementary filed November 21, 2003	68	9/11/03

(A)(9)	Articles of Amendment	73	12/14/04

(A)(10)	Articles Supplementary	73	12/14/04

(A)(11)	Articles of Amendment	73	12/14/04

(A)(12)	Articles of Amendment	76	12/30/05

(A)(13)	Articles of Amendment	79	2/12/07

(A)(14)	Articles Supplementary	79	2/12/07

Previously Filed and Incorporated By Reference From:
Exhibit Number	Description	1933 Act Post-Effective Amendment Number	Date Filed With SEC	Filed Herewith

(A)(15)	Articles of Amendment	81	2/14/07

(A)(16)	Articles Supplementary	81	2/14/07

(B)	By-Laws	38	4/30/97

(C)	Section 7.2 of the Amended and Restated Articles of Incorporation (see Exhibit (A)(1)) and Article 2 of the By-Laws (see Exhibit (B))	38	4/30/97

(D)(1)	Investment Advisory Agreement for all Funds	81	2/14/07

(D)(2)	Letter Agreement transferring Sub-Advisory Agreement with Geneva Capital Management, Ltd. from B.C. Ziegler and Company to Ziegler Capital Management, LLC	76	12/30/05

(D)(3)	Sub-Advisory Agreement with Geneva Capital Management	81	2/14/07

(E)(1)	Second Amended and Restated Distribution Agreement	81	2/14/07

(F)	Not Applicable

(G)(1)	Mutual Fund Custody Agreement with Union Bank of California, N.A.	62	3/1/02

(G)(2)	Agreement for Securities Lending and Repurchase Agreement Services with Union Bank of California, N.A.	62	3/1/02

Previously Filed and Incorporated By Reference From:
Exhibit Number	Description	1933 Act Post-Effective Amendment Number	Date Filed With SEC	Filed Herewith

(H)(1)	Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. (PFPC Inc.)	62	3/1/02

(H)(2)	Amendment to Transfer Agency and Services Agreement	83	2/29/08

(H)(3)	Accounting/Pricing Agreement	81	2/14/07

(H)(4)	Shareholder Servicing Agreement for Class X Retail Shares of the Cash Reserve Fund	36	12/10/96

(H)(5)	Administration Agreement for all Funds	81	2/14/07

(H)(6)	License Agreement with Archipelago Holdings, Inc.	79	2/12/07

(H)(7)	License Agreement with Standard and Poor's	51	4/30/99

(H)(8)	License Agreement with Dow Jones regarding the Dow Jones U.S. Health Care 100 Plus and Dow Jones U.S. Financial 100 Plus Funds	60	3/27/01

(H)(9)	First Amendment to License Agreement with Dow Jones regarding the Dow Jones Equity Income 100 Plus Fund	74	2/9/05

(H)(10)	Second Amendment to License Agreement with Dow Jones	79	2/12/07

(H)(11)	Loan Agreement with Union Bank of California, N.A.	62	3/1/02

Previously Filed and Incorporated By Reference From:
Exhibit Number	Description	1933 Act Post-Effective Amendment Number	Date Filed With SEC	Filed Herewith

(H)(12)	Agreement of Ziegler Capital Management, LLC Regarding Operating Expenses for Large Cap Equity, Equity Income, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus, Strategic Allocation and Wisconsin Tax-Exempt Funds	83	2/29/08

(I)(1)	Opinion of Counsel	82	5/1/07

(J)(1)	Consent of Counsel			X

(J)(2)	Consent of Independent Registered Public Accounting Firm			X

(K)	Not Applicable

(L)	Not Applicable

(M)(1)	Amended and Restated Distribution Plan Pursuant to Rule 12b-1	81	2/14/07

(N)(1)	Amended and Restated Multiple Class Operating Plan (Updated through February 14, 2007)	81	2/14/07

(O)	Reserved

(P)	Code of Ethics	55	5/1/00

(P)(1)	Amended North Track Funds, Inc. Code of Ethics	79	2/12/07

(P)(2)	B.C. Ziegler and Company Code of Ethics	77	2/28/06